Goldman Sachs Financial Square Treasury Instruments Fund Annual Fund Operating Expenses - Capital Shares [Member] - Goldman Sachs Financial Square Treasury Instruments Fund - Capital Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Component2 Other Expenses	0.15%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.